united states
               securities and exchange commission
                    washington, d.c. 20549

                           form n-csr

     certified shareholder report of registered management
                     investment companies

Investment Company Act file number  811-21237
                                   ------------------

  Unified Series Trust
-----------------------------------------------------
 (Exact name of registrant as specified in charter)

 431 N. Pennsylvania St.  Indianapolis, IN      46204
------------------------------------------------------
(Address of principal executive offices)     (Zip code)

Timothy Ashburn
Unified Fund Services
431 N. Pennsylvania St.
Indianapolis, IN  46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:   8/31
                        ------------

Date of reporting period: 8/31/03
                         -----------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

=======================================================
                     StoneRidge Funds
=======================================================

                       Annual Report

                     August 31, 2003



                     Fund Advisor:

             StoneRidge Investment Partners, LLC
                  7 Great Valley Parkway
                         Suite 200
                   Malvern, PA 19355


                 Toll Free: (800) 441-6978

Dear Fellow Shareholders,

         The past year has been rewarding for the StoneRidge Funds. Starting from a position of extreme pessimism, with concern about the economy, corporate scandals and the approach of war, the stock market was presented with the opportunity to climb the proverbial "wall of worry" and the fixed income market was faced with the prospect of an unusually accommodative Federal Reserve intent on reviving the economy. As has typically been the case historically, the periods of greatest concern for equity investors - the August to October (concern about corporate scandals and the economy) and March (concern about the upcoming war and the economy) periods - proved to be low points for the stock market from which rallies ensued and the period of easing on the part of the Federal Reserve, reflected in reductions in the Federal Funds Rate - September through June period - proved to be one of strength for the fixed income market.

         It appears that we have entered a more positive overall environment for the stock market, with war concerns passing and investors focusing on an expected improvement in the economy due to the expansionary monetary and fiscal policies in place. Concerns about the strength of the economic recovery and possible increases in interest rates, as well as the international environment, will periodically weigh on the stock market and cause pullbacks, but investors will likely continue to look forward to improving corporate profits, particularly in 2004. Within this environment, we believe that investors will be rewarded by investing in equities with positive fundamental prospects and attractive valuations. Our search for such equities utilizes a screening process to help identify the best apparent opportunities combined with fundamental analysis performed by our team of sector specialists to pinpoint the very best opportunities for our portfolios.

         As mentioned above, the fixed income market benefited from a highly accommodative monetary policy, as the Federal Reserve Board lowered the Federal Funds Rate an additional 75 basis points to further bolster the economy. The gains in the bond market during the past year culminate a nearly three-year bull market for bonds. Given recent evidence suggesting the economy is beginning to gain strength, the 3.1 percent yield on the ten-year U.S. Treasury note achieved this past summer will likely prove to be a low-water mark. Indeed, as the economy has appeared to gain momentum over the past several months, investors have required a higher level of yield on fixed income investments to compensate for the heightened inflation risk. Ten-year Treasury yields ended this fiscal year at 4.60 percent slightly higher than the August 2002 level of 4.0 percent. This upward pressure on interest rates will likely continue if the economy continues to improve over the next year, thereby limiting price gains on fixed income securities.

         We thank you very much for your continued trust and confidence in the StoneRidge Funds and we pledge to do everything we can to continue to earn that trust and confidence.

Sincerely,



Joseph E. Stocke
Managing Director and Chief Investment Officer
StoneRidge Investment Partners

The prospectus should be read carefully before investing. To request a prospectus for more complete information, including charges and expenses, call toll free 1-800-441-6978. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.

Distributed by Unified Financial Securities, Inc.,
431 North Pennsylvania Street
Indianapolis, IN 46204

Member NASD, SIPC.

StoneRidge Equity Fund

         The StoneRidge Equity Fund outperformed its benchmark, the Standard & Poor's 500 Index, over the just completed fiscal year. The stock market rebounded during this period, led by the more economically sensitive groups - Information Technology and Consumer Discretionary. The Equity Fund benefited from an overweighting in the Consumer Discretionary sector and an underweighting in the Consumer Staples sector. The Fund also benefited from outperformance, versus its benchmark counterparts, in most sectors, especially so in Information Technology, Consumer Discretionary and Consumer Staples sectors. Results lagged within the Financial sector.

  Top Ten Holdings (as of 08/31/03)          Sector Allocation (as of 08/31/03)

Microsoft                      4.2%          Financials                   24.7%
General Electric               3.6%          Information Technology       22.3%
Intel                          3.3%          Consumer Discretionary       16.3%
ExxonMobil                     3.2%          Industrials                  11.4%
Home Depot                     3.2%          Health Care                   9.6%
Lehman Brothers Holdings       3.1%          Consumer Staples              5.6%
Affiliated Computer Services   2.9%          Energy                        4.3%
Viacom                         2.6%          Telecommunications            1.6%
Wal-Mart Stores                2.5%          Basic Materials               1.5%
FedEx                          2.4%          Utilities                     1.4%
                                                                        --------
                                                      Total Equities      98.7%
                                                                Cash       1.3%
                                                                        --------
                                                     Total Portfolio     100.0%
                                                                        ========

                                      Average Annual Total Return
                                 (for the periods ended August 31, 2003)
                                                                 Since Inception
                              1 Year            3 Years         October 1, 1999
                          ------------------------------------------------------
Stoneridge Equity Fund        15.95%            -17.46%              -6.45%

S&P 500 Index                 12.06%            -9.66%               -4.64%

We believe the StoneRidge Equity Fund will perform well over the long-term, with our focus on investments in mid-to-large capitalization stocks possessing a combination of good fundamental prospects and attractive valuations.

StoneRidge Small Cap Growth Fund

         The StoneRidge Small Cap Growth Fund performed in line with its benchmark, the Russell 2000 Growth Index, over the just completed fiscal year. Small cap growth stocks, as measured by the index, performed very well during this period, led by the most aggressive sectors - Information Technology and Telecommunication Services. The Small Cap Growth Fund benefited from an underweighting in the Industrials sector and an overweighting in the Consumer Discretionary sector, where substantial, relative outperformance was achieved. Outperformance was also achieved within the Financial sector, while results lagged for the Information Technology and Health Care sectors.

  Top Ten Holdings (as of 08/31/03)          Sector Allocation (as of 08/31/03)

SBS Broadcasting            4.0%             Information Technology       28.5%
UnitedGlobalCom             3.6%             Consumer Discretionary       21.8%
Hyperion Solutions          3.5%             Health Care                  16.3%
Tripath Imaging             3.5%             Financials                   12.8%
CACI International          2.9%             Industrials                   6.3%
Neopharm                    2.8%             Energy                        4.8%
NetScreen Technologies      2.7%             Basic Materials               3.2%
Affiliated Managers Group   2.7%             Consumer Staples              1.7%
Advocent                    2.1%             Telecommunications            0.0%
Globalspan Virata           2.1%             Utilities                     0.0%
                                                                        --------
                                                      Total Equities      95.4%
                                                                Cash       4.6%
                                                                        --------
                                                     Total Portfolio     100.0%
                                                                        ========

                                               Average Annual Total Return
                                         (for the periods ended August 31, 2003)
                                                                 Since Inception
                             1 Year            3 Years         October 1, 1999
                         -------------------------------------------------------
Stoneridge Small Cap
Growth Fund                  34.84%            -19.25%             -2.50%

Russell 2000 Growth Index    34.90%            -13.41%             -2.79%

We believe our focus on selecting those small capitalization stocks with a combination of strong fundamental positions and attractive valuations will yield positive results for the StoneRidge Small Cap Growth Fund.

StoneRidge Bond Fund

         The StoneRidge Bond Fund outperformed its benchmark, the Lehman Brothers Intermediate Government/Credit Index, over the just completed fiscal year. Although bond prices have been rising steadily over the past several years, during this most recent fiscal year, income was the primary contributor to return. The Bond Fund benefited from an overweight position in the higher yielding asset classes, namely investment grade corporate bonds and mortgage backed securities. Additionally, results benefited from a slightly defensive maturity distribution as bond prices declined over the summer months.

Portfolio Characteristics (as of 08/31/03)    Sector Allocation (as of 08/31/03)

Yield to Maturity            4.08%            Industrials                  36.3%
Average Coupon               5.10%            Mortgaged-Backed             27.6%
Average Quality               3.3%            Financials                   14.9%
Effective Duration           3.65 years       Utilities                     1.5%
                                              U.S. Treasury                 6.2%
                                              Money Market                 13.5%

                                                Average Annual Total Return
                                         (for the periods ended August 31, 2003)
                                                                 Since Inception
                           1 Year            3 Years          October 12, 1999
                         -------------------------------------------------------
Stoneridge Bond Fund       6.22%              6.39%                 6.28%

Lehman Intermediate
Govt./Corp. Bond Index     5.25%              8.39%                 7.94%

We believe our investment approach, which emphasizes higher yielding investment grade securities, will continue to benefit the Bond Fund's results going forward.

             Comparisons of Growth of $10,000 Investment in the Funds and an
                                Appropriate Index


Growth of $10,000 Investment in the StoneRidge Equity Fund and the S&P 500
Index


                  Equity      S&P
      10/1/99   10,000.00   10,000.00
      2/29/00   10,940.61   10,703.01
      8/31/00   13,693.28   11,957.58
      2/28/01   11,300.97    9,825.92
      8/31/01   10,160.00    9,042.56
      2/28/02    8,802.70    8,891.45
      8/31/02    6,641.39    7,406.89
      2/28/03    6,068.85    6,867.09
      8/31/03    7,700.57    8,299.96

This graph shows the value of a hypothetical initial investment of $10,000 in the StoneRidge Equity Fund and the S&P 500 Index on October 1, 1999 (inception of the Fund) and held through August 31, 2003. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that shares, when redeemed, may be worth more or less than their original purchase price. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS.

Growth of $10,0000 Investment in the StoneRidge Small Cap Growth Fund and the Russell 2000 Growth Index

                Small Cap    Russell
      10/1/99   10,000.00   10,000.00
      2/29/00   15,313.92   16,458.46
      8/31/00   17,194.05   13,785.51
      2/28/01   12,142.49    9,751.66
      8/31/01   10,838.96    8,968.83
      2/28/02    9,928.27    8,559.76
      8/31/02    6,714.08    6,634.94
      2/28/03    5,910.54    6,266.49
      8/31/03    9,053.30    8,950.71

This graph shows the value of a hypothetical initial investment of $10,000 in the StoneRidge Small Cap Growth Fund and the Russell 2000 Growth Index on October 1, 1999 (inception of the Fund) and held through August 31, 2003. The Russell 2000 Growth Index is a widely recognized unmanaged index of common stock prices. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that shares, when redeemed, may be worth more or less than their original purchase price. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS

Growth of $10,000 Investment in the StoneRidge Bond Fund and the Lehman Intermediate Government/Corporate Bond Index

                  Bond        Lehman

     10/12/99   10,000.00   10,000.00
      2/29/00   10,086.13   10,090.35
      8/31/00   10,521.09   10,570.36
      2/28/01   11,241.56   11,348.62
      8/31/01   11,695.11   11,869.57
      2/28/02   11,877.18   12,212.08
      8/31/02   11,929.32   12,788.12
      2/28/03   12,598.74   13,423.25
      8/31/03   12,671.25   13,459.41

This graph shows the value of a hypothetical initial investment of $10,000 in the StoneRidge Bond Fund and the Lehman Intermediate Government/Corporate Bond Index on October 12, 1999 (inception of the Fund) and held through August 31, 2003. The Lehman Intermediate Government/Corporate Bond Index is a widely recognized unmanaged bond index and is representative of a broader market and range of securities than is found in the StoneRidge Bond Fund. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that shares, when redeemed, may be worth more or less than their original purchase price. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS

StoneRidge Bond Fund
Schedule of Investments
August 31, 2003

                                                                                Principal
                                                                                 Amount                  Value

Corporate Bonds - 52.05%
Abbott Laboratories, 5.600%, 10/1/2003                                              55,000                $ 55,187
AOL Time Warner, Inc., 6.875%, 5/1/2012                                            250,000                 272,254
Apache Corp., 6.250%, 4/15/2012                                                    350,000                 383,243
Archer Daniels Midland Co., 8.875%, 4/15/2011                                      300,000                 375,135
AT&T Wireless Services, 8.125%, 5/1/2012                                           350,000                 402,576
Bank of America Corp., 5.125%, 11/15/2014                                          350,000                 342,353
Bear Stearns & Co., 5.700%, 11/15/2014                                             350,000                 356,328
Bear Stearns & Co., 2.875%, 7/2/2008                                               300,000                 283,545
Bellsouth Corp., 6.000%, 10/15/2011                                                350,000                 375,887
Cendant Corp., 6.250%, 1/15/2008                                                   250,000                 266,990
Cendant Corp., 7.125%, 3/15/2015                                                   170,000                 183,192
Clear Channel Communications, 4.250%, 5/15/2009                                    350,000                 340,397
Comcast Cable Communication Corp., 6.200%, 11/15/2008                              753,000                 807,891
Daimler Chrysler, 6.400%, 5/15/2006                                                250,000                 268,015
Diageo Capital PLC, 7.250%, 11/1/2009                                              150,000                 173,967
Duke Energy Corp., 3.750%, 3/5/2008                                                350,000                 344,861
Ford Motor Credit Corp., 7.250%, 10/25/2011                                        375,000                 379,503
General Electric Capital Corp., 3.500%, 5/1/2008                                   190,000                 186,646
General Dynamics Corp., 3.000%, 5/15/2008                                          250,000                 239,952
General Dynamics Corp., 2.125%, 5/15/2006                                          250,000                 246,400
General Motors Acceptance Corp., 7.750%, 1/19/2010                                 525,000                 558,879
General Motors Acceptance Corp., 5.125%, 5/9/2008                                  298,000                 294,414
Hewlett Packard, 3.625%, 3/15/2008                                                 510,000                 502,868
Honeywell International, 7.500%, 3/1/2010                                           75,000                  87,126
J.P. Morgan Chase & Co., 5.750%, 1/2/2013                                          350,000                 360,266
Lehman Brothers, Inc., 7.625%, 6/1/2006                                            300,000                 337,439
Lehman Brothers Holdings, Inc., 7.200%, 8/15/2009                                  200,000                 225,749
Lehman Brothers Holdings, Inc., 7.875%, 11/1/2009                                   55,000                  63,118
Masco Corp., 6.750%, 3/15/2006                                                     250,000                 273,281
Occidental Petroleum Corp., 6.750%, 1/15/2012                                      200,000                 222,874
Tele Communications, Inc., 7.250%, 8/1/2005                                        300,000                 322,274
Tyco International Group, 6.375%, 10/15/2011                                     1,000,000               1,006,250
Verizon Global Funding Corp., 6.750%, 12/1/2005                                    350,000                 383,347
Viacom, Inc., 5.625%, 8/15/2012                                                    500,000                 518,472
Weyerhaeuser Co., 6.000%, 8/1/2006                                                 500,000                 535,283
                                                                                                     --------------

TOTAL CORPORATE BONDS (Cost $11,936,691)                                                                11,975,962
                                                                                                     --------------

U.S. Treasury & Agency Obligations - 33.67%
FNMA, Pool#730056, 4.500%, 8/1/2018                                                300,000                 295,110
FNMA, Pool#736819, 5.000%, 9/1/2033                                                300,000                 290,622
FNMA, Pool#254448, 6.500%, 9/1/2032                                                300,000                 310,616
FNMA, Pool #580835, 7.000%, 5/1/2031                                                60,658                  63,899
FNMA, Pool #253353, 7.500%, 7/1/2015                                               153,332                 163,851


See accompanying notes which are an integral part of the financial statements.

StoneRidge Bond Fund
Schedule of Investments - continued
August 31, 2003

                                                                                Principal
                                                                                 Amount                  Value
U.S. Treasury & Agency Obligations - 33.67% - continued

FNMA, Pool#582053, 6.000%, 5/1/2016                                                104,050               $ 107,839
FNMA, Pool #505221, 7.000%, 8/1/2029                                                45,553                  47,987
FNMA, Pool #528981, 7.500%, 1/1/2030                                                40,562                  43,128
FNMA, Pool #534058, 6.500%, 3/1/2030                                                39,864                  41,274
FNMA, Pool #563821, 7.000%, 1/1/2016                                                86,794                  92,287
FNMA, Pool #617512, 6.000%, 1/1/2017                                               416,328                 431,491
FNMA, Pool #661132, 6.000%, 10/1/2032                                              408,633                 415,583
FNMA, Pool #664107, 5.500%, 10/01/2017                                             442,016                 451,775
FNMA, Pool #673880, 6.000%, 12/1/2032                                              357,948                 364,036
FNMA, Pool #254591, 5.500%, 1/1/2018                                               518,276                 529,718
FNMA, Pool #501301, 6.500%, 6/1/2029                                                68,813                  71,248
FNMA, Pool #621256, 6.500%, 2/1/2032                                               285,585                 295,691
FNMA, Pool #635199, 6.500%, 8/1/2017                                               484,750                 510,131
GNMA, Pool #565890, 7.000%, 5/15/2032                                               70,757                  74,810
GNMA, Pool #533978, 7.500%, 5/15/2032                                               96,192                 102,374
GNMA, Pool #536872, 7.500%, 5/15/2031                                               41,698                  44,377
GNMA, Pool #557370, 7.000%, 5/15/2031                                               28,419                  30,047
GNMA, Pool #557440, 8.000%, 10/15/2030                                              29,858                  32,104
GNMA, Pool #466174, 7.500%, 10/15/2029                                              46,185                  49,152
GNMA, Pool #468376, 7.000%, 9/15/2029                                               69,715                  73,708
GNMA, Pool #499267, 6.500%, 5/15/2029                                              177,110                 184,320
GNMA, Pool #512867, 6.500%, 6/15/2029                                              114,134                 118,781
GNMA, Pool #552932, 6.000%, 12/15/2017                                             175,183                 182,385
GNMA, Pool #571238, 6.500%, 10/15/2016                                             114,455                 120,913
GNMA, Pool #577463, 5.500%, 12/15/2017                                             187,997                 193,884
GNMA, Pool #589420, 6.000%, 6/15/2032                                              150,490                 153,807
GNMA, Pool #595048, 6.000%, 10/15/2032                                             422,313                 431,623
U.S. Treasury Note, 1.625%, 4/30/2005                                              959,000                 957,764
U.S. Treasury Note, 7.000%, 7/15/2006                                               98,000                 110,315
U.S. Treasury Note, 3.250%, 8/15/2007                                              200,000                 201,797
U.S. Treasury Note, 6.000%, 8/15/2009                                              140,000                 156,866
                                                                                                     --------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $7,725,687)                                               7,745,313
                                                                                                     --------------

Money Market Securities - 13.50%
Huntington Money Market Fund-Investment Shares , 0.250% (Cost $3,106,315) (a)    3,106,315               3,106,315
                                                                                                     --------------

TOTAL INVESTMENTS - 99.22% (Cost $22,768,693)                                                         $ 22,827,590
                                                                                                     --------------

Other assets less liabilities - 0.78%                                                                      179,787
                                                                                                     --------------

TOTAL NET ASSETS - 100.00%                                                                            $ 23,007,377
                                                                                                     ==============

(a) Variable rate security; the coupon rate shown represents the rate at August 31, 2003.

See accompanying notes which are an integral part of the financial statements.

StoneRidge Equity Fund
Schedule of Investments
August 31, 2003

Common Stocks - 98.92%                                                           Shares                  Value

Accident & Health Insurance - 1.03%
PartnerRe Ltd.                                                                       1,650              $   82,434
                                                                                                     --------------

Agents, Brokers & Services - 1.60%
Hartford Financial Services Group, Inc.                                              2,400                 127,728
                                                                                                     --------------

Air Courier Services - 2.43%
FedEx Corp.                                                                          2,900                 194,590
                                                                                                     --------------

Aircraft Engines & Engine Parts - 2.01%
United Technologies Corp.                                                            2,000                 160,500
                                                                                                     --------------

Beverages - 0.50%
PepsiCo, Inc.                                                                          900                  40,086
                                                                                                     --------------

Biological Products (No Diagnostic Substances) - 0.92%
Invitrogen Corp. (a)                                                                 1,275                  73,529
                                                                                                     --------------

Cable & Other Pay Television Services - 3.64%
Liberty Media Corp. Class A (a)                                                      6,750                  81,675
Viacom, Inc. - Class B                                                               4,665                 209,925
                                                                                                     --------------
                                                                                                           291,600
                                                                                                     --------------

Construction, Mining & Materials Handling Machinery & Equip. - 0.83%
Dover Corp.                                                                          1,750                  66,535
                                                                                                     --------------

Electronic & Other Electrical Equipment (No Computer Equipment) - 3.65%
General Electric Co.                                                                 9,875                 292,004
                                                                                                     --------------

Electronic Computers - 2.05%
Dell, Inc. (a)                                                                       5,025                 163,966
                                                                                                     --------------

Finance Services - 1.46%
Morgan Stanley Co.                                                                   2,400                 117,096
                                                                                                     --------------

Fire, Marine & Casualty Insurance - 2.99%
ACE Ltd.                                                                             3,950                 127,190
Travelers Property Casualty Corp. Class B                                            7,264                 112,519
                                                                                                     --------------
                                                                                                           239,709
                                                                                                     --------------

Food & Kindred Products - 2.08%
Altria Group, Inc.                                                                   1,850                  76,257
Kraft Foods, Inc.                                                                    3,025                  89,842
                                                                                                     --------------
                                                                                                           166,099
                                                                                                     --------------

See accompanying notes which are an integral part of the financial statements.

StoneRidge Equity Fund
Schedule of Investments - continued
August 31, 2003

Common Stocks - 98.92% - continued                                               Shares                  Value

General Building Contractors - Residential Buildings - 0.74%
Lennar Corp. - Class A                                                                 875                $ 58,844
                                                                                                     --------------

Hospital & Medical Service Plans - 1.25%
Aetna, Inc.                                                                          1,750                  99,750
                                                                                                     --------------

Insurance Agents, Brokers & Service - 1.51%
Willis Group Holdings Ltd.                                                           4,175                 121,033
                                                                                                     --------------

Investment Advice - 1.65%
Investor's Financial Services Corp.                                                  4,425                 132,263
                                                                                                     --------------

Life Insurance - 1.22%
Nationwide Financial Services, Inc. - Class A                                        3,300                  97,350
                                                                                                     --------------

Malt Beverages - 0.50%
Anheuser-Busch Co.                                                                     775                  39,943
                                                                                                     --------------

Mobile Homes - 0.00%
Cavco Industries, Inc. (a)                                                               1                      14
                                                                                                     --------------

Mortgage Bankers & Loan Correspondents - 0.99%
Doral Financial Corp.                                                                1,925                  79,021
                                                                                                     --------------

Motor Vehicles & Passenger Car Bodies - 0.42%
Navistar International Corp. (a)                                                       750                  33,547
                                                                                                     --------------

National Commercial Banks - 5.59%
Banknorth Group, Inc.                                                                3,275                  92,027
Commerce Bancorp, Inc.                                                               1,850                  74,925
FleetBoston Corp.                                                                    5,950                 176,060
TCF Financial Corp.                                                                  2,270                 104,397
                                                                                                     --------------
                                                                                                           447,409
                                                                                                     --------------

Natural Gas Distribution - 0.67%
KeySpan Corp.                                                                        1,600                  54,000
                                                                                                     --------------

Newspapers: Publishing or Publishing & Printing - 0.52%
News Corp. Ltd. (c)                                                                  1,425                  41,211
                                                                                                     --------------

Oil & Gas Field Machinery & Equipment - 0.39%
Baker Hughes, Inc.                                                                     935                  31,285
                                                                                                     --------------

Operative Builders - 0.23%
Centex Corp.                                                                           250                  18,855
                                                                                                     --------------

See accompanying notes which are an integral part of the financial statements.

StoneRidge Equity Fund
Schedule of Investments - continued
August 31, 2003

Common Stocks - 98.92% - continued                                               Shares                  Value

Personal Credit Institutions - 1.13%
Capital One Financial Corp.                                                          1,700                $ 90,780
                                                                                                     --------------

Petroleum Refining - 3.96%
Exxon Mobil Corp.                                                                    6,875                 259,187
Valero Energy Corp.                                                                  1,475                  58,115
                                                                                                     --------------
                                                                                                           317,302
                                                                                                     --------------

Pharmaceutical Preparations - 3.92%
Cephalon, Inc. (a)                                                                   2,300                 102,005
Pfizer, Inc.                                                                         5,800                 173,536
TEVA Pharmaceutical Industries, Ltd. (c)                                               650                  38,163
                                                                                                     --------------
                                                                                                           313,704
                                                                                                     --------------

Plastic Mail, Synth Resin/Rubber, Cellulos (No Glass) - 0.71%
DuPont (EI) de Nemours & Co.                                                         1,275                  57,043
                                                                                                     --------------

Primary Production of Aluminum - 0.81%
Alcoa, Inc.                                                                          2,275                  64,974
                                                                                                     --------------

Public Building and Related Furniture - 0.92%
Lear Corp. (a)                                                                       1,325                  73,604
                                                                                                     --------------

Radio & Tv Broadcasting & Communications Equipment - 0.78%
L 3 Communications Holdings, Inc. (a)                                                1,225                  62,585
                                                                                                     --------------

Radiotelephone Communications - 1.07%
AT&T Wireless Services, Inc. (a)                                                     3,275                  28,231
Dominion Resouces, Inc.                                                                950                  57,551
                                                                                                     --------------
                                                                                                           85,782
                                                                                                     --------------

Railroads, Line-Haul Operating - 0.74%
Union Pacific Corp.                                                                    975                  59,417
                                                                                                     --------------

Retail - Family Clothing Stores - 0.51%
Abercrombie & Fitch Co. - Class A (a)                                                1,350                  41,094
                                                                                                     --------------

Retail - Lumber & Other Building Materials Dealers - 3.19%
Home Depot Inc.                                                                      7,950                 255,672
                                                                                                     --------------

Retail - Radio TV & Consumer Electronics Stores - 0.58%
Best Buy Co., Inc. (a)                                                                 890                  46,289
                                                                                                     --------------

Retail - Variety Stores - 2.51%
Wal-Mart Stores, Inc.                                                                3,400                 201,178
                                                                                                     --------------

See accompanying notes which are an integral part of the financial statements.

StoneRidge Equity Fund
Schedule of Investments - continued
August 31, 2003

Common Stocks - 98.92% - continued                                               Shares                  Value

Savings Institutions, Not Federally Chartered - 0.77%
Washington Mutual, Inc.                                                              1,575                $ 61,394
                                                                                                     --------------

Security Brokers, Dealers & Flotation Companies - 3.10%
Lehman Brothers Holdings, Inc.                                                       3,780                 248,459
                                                                                                     --------------

Semiconductors & Related Devices - 8.46%
Agere Systems, Inc. - Class A  (a)                                                  26,500                  80,030
Broadcom Corp. - Class A (a)                                                         5,650                 155,262
Intel Corp.                                                                          9,200                 263,304
Micron Technology, Inc. (a)                                                          5,575                  80,057
Taiwan Semiconductor Manufacturing Co. Ltd. (a) (c)                                  8,397                  98,917
                                                                                                     --------------
                                                                                                           677,570
                                                                                                     --------------

Services - Computer Processing & Data Preparation - 5.17%
Affiliated Computer Services, Inc. - Class A (a)                                     4,700                 233,167
SunGard Data Systems, Inc. (a)                                                       6,400                 180,480
                                                                                                     --------------
                                                                                                           413,647
                                                                                                     --------------

Services - Motion Picture & Video Tape Production - 1.30%
AOL Time Warner, Inc. (a)                                                            6,350                 103,886
                                                                                                     --------------

Services - Personal Services - 0.52%
Cendant Corp. (a)                                                                    2,325                  41,804
                                                                                                     --------------

Services - Pharmacy Services - 0.95%
Express Scripts, Inc. (a)                                                            1,175                  76,152
                                                                                                     --------------

Services - Prepackaged Software - 5.86%
Cognos, Inc. (a)                                                                     1,250                  38,313
Microsoft Corp.                                                                     12,750                 338,130
VERITAS Software Corp. (a)                                                           2,700                  93,096
                                                                                                     --------------
                                                                                                           469,539
                                                                                                     --------------

State Commercial Bank - 1.74%
Popular, Inc.                                                                        3,695                 139,228
                                                                                                     --------------

Surgical & Medical Instruments & Apparatus - 1.16%
Boston Scientific Corp. (a)                                                          1,550                  93,155
                                                                                                     --------------

Telephone & Telegraph Apparatus - 0.78%
CIENA Corp. (a)                                                                      9,625                  62,563
                                                                                                     --------------

Telephone Communications (No Radiotelephone) - 1.27%
Verizon Communications, Inc.                                                         2,875                 101,545
                                                                                                     --------------

See accompanying notes which are an integral part of the financial statements.

StoneRidge Equity Fund
Schedule of Investments - continued
August 31, 2003

Common Stocks - 98.92% - continued                                               Shares                  Value

Television Broadcasting Stations - 0.98%
UnitedGlobalCom, Inc. - Class A  (a)                                                11,575                $ 78,131
                                                                                                     --------------

Transportation Services - 0.45%
InteractiveCorp (a)                                                                    970                  35,900
                                                                                                     --------------

Water Transportation - 3.29%
Carnival Plc. (c)                                                                    2,825                  92,293
Royal Caribbean Cruises Ltd.                                                         5,500                 171,325
                                                                                                     --------------
                                                                                                           263,618
                                                                                                     --------------

Wholesale - Drugs, Proprietaries & Druggists' Sundries - 1.42%
AmerisourceBergen Corp.                                                              1,950                 113,510
                                                                                                     --------------

TOTAL COMMON STOCKS (Cost $7,515,500)                                                                    7,919,926
                                                                                                     --------------

Money Market Securities - 3.15%
Huntington Money Market Fund-Investment Shares, 0.25%, (Cost $252,355) (b)         252,355                 252,355
                                                                                                     --------------

TOTAL INVESTMENTS (Cost $7,767,855) - 102.07%                                                         $  8,172,281
                                                                                                     --------------

Liabilities in excess of other assets - (2.07%)                                                           (165,612)
                                                                                                     --------------

TOTAL NET ASSETS - 100.00%                                                                            $  8,006,669
                                                                                                     ==============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2003.
(c) American Depositary Receipts.

See accompanying notes which are an integral part of the financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments
August 31, 2003

Common Stocks - 95.56%                                                           Shares                  Value

Agriculture Production - Crops - 0.52%
Chiquita Brands International, Inc. (a)                                              9,450             $   171,139
                                                                                                     --------------

Air Transportation, Scheduled - 0.50%
ExpressJet Holdings, Inc. (a)                                                       12,150                 164,632
                                                                                                     --------------

Air-Conditioning & Warm Air Heating Equipment
& Commercial & Industrial Refrigerator Equipment - 1.25%
Engineered Support Systems, Inc.                                                     7,100                 416,486
                                                                                                     --------------

Arrangement of Transportation of Freight & Cargo - 0.97%
EGL, Inc. (a)                                                                       18,200                 322,504
                                                                                                     --------------

Biological Products (No Diagnostic Substances) - 4.54%
Invitrogen Corp. (a)                                                                 5,100                 294,117
Neopharm, Inc. (a)                                                                  67,076                 942,418
Neurocrine Biosciences, Inc. (a)                                                     5,050                 270,225
                                                                                                     --------------
                                                                                                         1,506,760
                                                                                                     --------------

Computer Peripheral Equipment - 2.67%
Avocent Corp. (a)                                                                   24,000                 700,800
Mobility Electronics, Inc. (a)                                                      24,585                 184,387
                                                                                                     --------------
                                                                                                           885,187
                                                                                                     --------------

Computer Storage Devices - 0.59%
Imation Corp.                                                                        5,450                 195,927
                                                                                                     --------------

Drilling Oil & Gas Wells - 1.05%
Smedvig ADS - Class B (c)                                                           63,215                 347,682
                                                                                                     --------------

Electrical Industrial Apparatus - 0.61%
GrafTech International Ltd. (a)                                                     25,400                 203,200
                                                                                                     --------------

Electronic Components - 1.53%
Planar Systems, Inc. (a)                                                            21,100                 507,033
                                                                                                     --------------

Electronic Computers - 0.57%
Neoware Systems, Inc. (a)                                                            9,700                 188,180
                                                                                                     --------------

Fabricated Plate Work (Boiler Shops) - 0.98%
Mobile Mini, Inc. (a)                                                               16,750                 325,117
                                                                                                     --------------

Fire, Marine & Casualty Insurance - 0.23%
Kingsway Financial Services, Inc. (a)                                                6,300                  75,852
                                                                                                     --------------

See accompanying notes which are an integral part of the financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
August 31, 2003

Common Stocks - 95.56% - continued                                               Shares                  Value

Household Furniture - 0.16%
Natuzzi S P A (c)                                                                    5,400                $ 52,164
                                                                                                     --------------

In Vitro & In Vivo Diagnostic Substances - 2.49%
Lexicon Genetics, Inc. (a)                                                          25,400                 133,096
North American Scientific, Inc. (a)                                                 67,355                 693,083
                                                                                                     --------------
                                                                                                           826,179
                                                                                                     --------------

Insurance Agents Brokers & Services - 0.92%
Hilb, Rogal, Hamilton Co.                                                            1,925                  57,750
Hub International LTD                                                               14,050                 246,999
                                                                                                     --------------
                                                                                                           304,749
                                                                                                     --------------

Investment Advice - 3.62%
Affiliated Managers Group (a)                                                       13,100                 888,180
Investor's Financial Services Corp.                                                 10,500                 313,845
                                                                                                     --------------
                                                                                                         1,202,025
                                                                                                     --------------

Laboratory Analytical Instruments - 3.50%
TriPath Imaging, Inc. (a)                                                          169,685               1,162,342
                                                                                                     --------------

Lumber & Wood Products (No Furniture) - 0.79%
Trex Company, Inc.  (a)                                                              7,235                 261,907
                                                                                                     --------------

Measuring & Controlling Devices - 0.60%
Trimble Navigation Ltd.  (a)                                                         7,410                 198,217
                                                                                                     --------------

Millwood, Veneer, Plywood, & Structural Wood Members - 0.48%
American Woodmark Corp.                                                              3,150                 160,461
                                                                                                     --------------

Miscellaneous Primary Metal Products - 0.48%
Nanophase Technologies Corp. (a)                                                    28,850                 158,675
                                                                                                     --------------

Mortgage Bankers & Loan Correspondents - 2.75%
American Home Mortgage Holdings, Inc.                                               17,545                 281,597
Doral Financial Corp.                                                               15,375                 631,144
                                                                                                     --------------
                                                                                                           912,741
                                                                                                     --------------

Oil & Gas Field Machinery & Equipment - 2.06%
Gulfmark Offshore, Inc. (a)                                                         18,275                 255,850
National-Oilwell, Inc. (a)                                                          14,177                 277,586
Tesco Corp. (a)                                                                     16,705                 148,674
                                                                                                     --------------
                                                                                                           682,110
                                                                                                     --------------

See accompanying notes which are an integral part of the financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
August 31, 2003

Common Stocks - 95.56% - continued                                               Shares                  Value

Oil & Gas Field Services - 0.78%
Superior Energy Services, Inc. (a)                                                  23,945               $ 257,888
                                                                                                     --------------

Operative Builders - 2.31%
Beazer Homes U.S.A., Inc. (a)                                                        4,505                 374,456
Dominion Homes, Inc. (a)                                                               200                   4,348
Ryland Group, Inc.                                                                   2,850                 191,406
Toll Brothers, Inc. (a)                                                              6,600                 196,152
                                                                                                     --------------
                                                                                                           766,362
                                                                                                     --------------

Perfumes, Cosmetics & Other Toilet Preparations - 1.13%
Elizabeth Arden, Inc.  (a)                                                          22,285                 376,171
                                                                                                     --------------

Periodicals: Publishing or Publishing & Printing - 0.38%
PRIMEDIA, Inc.  (a)                                                                 46,484                 125,042
                                                                                                     --------------

Pharmaceutical Preparations - 3.04%
Angiotech Pharmaceuticals, Inc. (a)                                                 11,100                 477,300
ArQule, Inc.  (a)                                                                   49,705                 203,790
Cell Genesys, Inc. (a)                                                              27,270                 328,058
                                                                                                     --------------
                                                                                                         1,009,148
                                                                                                     --------------

Radio Broadcasting Stations - 0.98%
Saga Communications, Inc. - Class A (a)                                              3,935                  74,568
Spanish Broadcasting System, Inc. - Class A (a)                                     32,125                 248,969
                                                                                                     --------------
                                                                                                           323,537
                                                                                                     --------------

Retail - Apparel & Accessory Stores - 1.21%
Claire's Stores Inc.                                                                11,650                 402,507
                                                                                                     --------------

Retail - Auto Dealers & Gasoline Stations - 3.09%
Asbury Automative Group, Inc. (a)                                                   10,600                 183,486
Group 1 Automotive, Inc. (a)                                                         6,250                 235,312
Sonic Automotive, Inc. - Class A (a)                                                14,510                 399,025
United Auto Group, Inc. (a)                                                          8,060                 206,336
                                                                                                     --------------
                                                                                                         1,024,159
                                                                                                     --------------

Retail - Computer & Computer Software Stores - 0.55%
GameStop Corp. - Class A (a)                                                        10,900                 181,267
                                                                                                     --------------

Retail - Eating Places - 0.18%
Landry's Restaurants, Inc.                                                           2,850                  60,848
                                                                                                     --------------

Retail - Retail Stores - 0.91%
Blue Rhino Corp. (a)                                                                23,050                 301,955
                                                                                                     --------------

See accompanying notes which are an integral part of the financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
August 31, 2003

Common Stocks - 95.56% - continued                                               Shares                  Value

Retail - Variety Stores - 0.84%
Big Lots, Inc. (a)                                                                   9,850               $ 180,255
Grupo Elektra, S.A. de C.V. (c)                                                      7,880                  97,397
                                                                                                     --------------
                                                                                                           277,652
                                                                                                     --------------

Savings Institution, Federally Chartered - 1.78%
BankAtlantic Bancorp - Class A                                                      39,750                 589,095
                                                                                                     --------------

Savings Institutions, Not Federally Chartered - 0.44%
Independence Community Bank Corp.                                                    4,450                 147,073
                                                                                                     --------------

Security & Commodity Brokers, Dealers, Exchanges & Services - 0.71%
Chicago Mercantile Exchange, Inc. - Class A                                          3,350                 235,807
                                                                                                     --------------

Semiconductors & Related Devices - 9.27%
Agere Systems, Inc. - Class A  (a)                                                 142,250                 429,595
ChipPAC, Inc. - Class A (a)                                                         37,690                 237,070
GlobespanVirata, Inc. (a)                                                           91,470                 696,087
O2Micro International Limited (a)                                                   23,465                 369,339
OSI Systems, Inc. (a)                                                               41,050                 628,886
Siliconware Precision Industries Co. Ltd. (a) (c)                                   74,145                 318,824
TriQuint Semiconductor, Inc. (a)                                                    71,050                 395,038
                                                                                                     --------------
                                                                                                         3,074,839
                                                                                                     --------------

Services - Advertising Agencies - 0.56%
Havas SA (c)                                                                        40,881                 186,009
                                                                                                     --------------

Services - Amusement & Recreation Services - 0.47%
Intrawest Corp.                                                                     12,200                 157,502
                                                                                                     --------------

Services - Business Services - 3.68%
NetScreen Technologies, Inc. (a)                                                    37,785                 904,195
Websense, Inc. (a)                                                                  13,300                 316,540
                                                                                                     --------------
                                                                                                         1,220,735
                                                                                                     --------------

Services - Commercial Physical & Biological Research - 2.43%
Applied Molecular Evolution, Inc. (a)                                               11,393                  68,358
Diversa Corp. (a)                                                                   76,115                 693,408
Exelixis, Inc. (a)                                                                   6,233                  45,189
                                                                                                     --------------
                                                                                                           806,955
                                                                                                     --------------

Services - Computer Integrated Systems Design - 4.56%
CACI International, Inc. (a)                                                        21,800                 972,498
Radiant Systems, Inc. (a)                                                           15,795                  85,135
SI International, Inc. (a)                                                           9,450                 168,683


See accompanying notes which are an integral part of the financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
August 31, 2003

Common Stocks - 95.56% - continued                                               Shares                  Value

Services - Computer Integrated Systems Design - 4.56% - continued
TALX Corp.                                                                           6,990               $ 147,915
Vastera, Inc. (a)                                                                   25,358                 137,694
                                                                                                     --------------
                                                                                                         1,511,925
                                                                                                     --------------

Services - Educational Services - 0.40%
Princeton Review, Inc. (a)                                                          18,780                 131,460
                                                                                                     --------------

Services - Engineering, Accounting, Research, Management - 0.48%
PRG Schultz International, Inc. (a)                                                 25,500                 160,650
                                                                                                     --------------

Services - Help Supply Services - 0.53%
Labor Ready, Inc. (a)                                                               18,860                 174,832
                                                                                                     --------------

Services - Miscellaneous Amusement & Recreation - 1.21%
Wynn Resorts Ltd. (a)                                                               24,150                 402,098
                                                                                                     --------------

Services - Prepackaged Software - 4.64%
Hyperion Solutions Corp. (a)                                                        35,250               1,162,545
Macromedia, Inc. (a)                                                                 4,200                 100,128
Parametric Technology Corp. (a)                                                     83,650                 278,555
                                                                                                     --------------
                                                                                                         1,541,228
                                                                                                     --------------

Services - Racing, Including Track Operation - 0.60%
Magna Entertainment Corp. (a)                                                       11,800                  51,566
Penn National Gaming, Inc. (a)                                                       6,685                 148,073
                                                                                                     --------------
                                                                                                           199,639
                                                                                                     --------------

Special Industry Machinery - 0.42%
Kulicke & Soffa Industries, Inc. (a)                                                11,845                 139,060
                                                                                                     --------------

State Commercial Bank - 1.34%
UCBH Holdings, Inc.                                                                  9,300                 297,507
Wintrust Financial Corp.                                                             4,150                 146,744
                                                                                                     --------------
                                                                                                           444,251
                                                                                                     --------------

Steel Pipe & Tubes - 0.99%
Maverick Tube Corp. (a)                                                             19,300                 327,907
                                                                                                     --------------

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.48%
U.S. Steel Corp.                                                                     8,600                 158,326
                                                                                                     --------------

Surgical & Medical Instruments & Apparatus - 0.33%
Arrow International, Inc.                                                            4,200                 108,612
                                                                                                     --------------

See accompanying notes which are an integral part of the financial statements.

StoneRidge Small Cap Growth Fund
Schedule of Investments - continued
August 31, 2003

Common Stocks - 95.56% - continued                                               Shares                  Value

Television Broadcasting Stations - 8.37%
SBS Broadcasting S.A. (a)                                                           55,500             $ 1,340,325
Sinclair Broadcast Group, Inc. Class A (a)                                          23,155                 257,715
UnitedGlobalCom, Inc.  (a)                                                         174,605               1,178,584
                                                                                                     --------------
                                                                                                         2,776,624
                                                                                                     --------------

Title Insurance - 1.07%
The First American Financial Corp.                                                  14,750                 356,655
                                                                                                     --------------

Transportation Services - 0.50%
Ebookers plc. (a) (c)                                                                8,700                 167,040
                                                                                                     --------------

Trucking (No Local) - 0.19%
Marten Transport Ltd. (a)                                                            2,665                  63,294
                                                                                                     --------------

Wholesale - Industrial Machinery & Equipment - 0.85%
Airgas, Inc.                                                                        15,100                 282,823
                                                                                                     --------------

TOTAL COMMON STOCKS (Cost $29,046,431)                                                                  31,702,244
                                                                                                     --------------

Money Market Securities - 3.77%
Huntington Money Market Fund-Investment Shares, 0.25%, (Cost $1,250,272) (b)     1,250,272               1,250,272
                                                                                                     --------------

TOTAL INVESTMENTS (Cost $30,296,703) - 99.33%                                                         $ 32,952,516
                                                                                                     --------------

Other assets less liabilities - 0.67%                                                                      223,053
                                                                                                     --------------

TOTAL NET ASSETS - 100.00%                                                                            $ 33,175,569
                                                                                                     ==============

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2003.
(c) American Depositary Receipts.

See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
Statements of Assets and Liabilities - August 31, 2003

                                                                     StoneRidge        StoneRidge          StoneRidge
                                                                        Bond             Equity         Small Cap Growth
                                                                        Fund              Fund                Fund
                                                                  ------------------ ---------------  ---------------------

Assets:
Investments in securities, at value                                    $ 22,827,590     $ 8,172,281           $ 32,952,516
   (cost $22,768,693, $7,767,855,
   and $30,296,703, respectively)
Interest receivable                                                         230,858              52                    212
Dividends receivable                                                              -           9,700                  2,919
Receivable for investments sold                                                   -         163,556                449,643
Receivable for fund shares sold                                                   9               2                 97,971
Receivable from advisor                                                       8,137           4,850                      -
Receivable from administrator                                                     -           1,660                      -
                                                                  ------------------ ---------------  ---------------------
     Total assets                                                        23,066,594       8,352,101             33,503,261
                                                                  ------------------ ---------------  ---------------------

Liabilities:
Accrued advisory fees                                                             -               -                 27,996
Federal taxes payable                                                             -           1,660                      -
Payable for fund shares redeemed                                             43,870          10,967                      -
Accrued expenses                                                             15,347          14,740                 17,661
Payable for investments purchased                                                 -         318,065                282,035
                                                                  ------------------ ---------------  ---------------------
     Total liabilities                                                       59,217         345,432                327,692
                                                                  ------------------ ---------------  ---------------------

Net Assets:
Applicable to 2,245,780, 1,489,576,
and 6,537,116 shares outstanding, respectively                         $ 23,007,377     $ 8,006,669           $ 33,175,569
                                                                  ================== ===============  =====================

Net Assets consist of:
Paid in capital                                                          22,507,893      10,088,907             48,463,340
Accumulated undistributed net investment income (loss)                       (3,251)         23,763                      -
Accumulated net realized gain (loss) on investments                         443,838      (2,510,427)           (17,943,584)
Net unrealized appreciation (depreciation) on investments                    58,897         404,426              2,655,813
                                                                  ------------------ ---------------  ---------------------

                                                                       $ 23,007,377     $ 8,006,669           $ 33,175,569
                                                                  ================== ===============  =====================

Net asset value and offering
   price per share                                                          $ 10.24          $ 5.38                 $ 5.07
                                                                  ================== ===============  =====================

Redemption price per share (a)                                              $ 10.04          $ 5.27                 $ 4.97
                                                                  ================== ===============  =====================

(a) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 30 days of purchase.

See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
Statements of Operations
Fiscal year ended August 31, 2003

                                                                                StoneRidge       StoneRidge         StoneRidge
                                                                                   Bond             Equity        Small Cap Growth
                                                                                   Fund             Fund               Fund
                                                                                ------------  --------------      ---------------

Investment Income
Dividend income                                                                 $        -        $ 62,976              $ 64,892
Interest income                                                                  1,194,997           1,224                 2,712
                                                                                ------------  --------------      ----------------
  Total Income                                                                   1,194,997          64,200                67,604
                                                                                ------------  --------------      ----------------

Expenses
Investment advisor fee (Note 3)                                                     97,445          27,355               242,378
Administration expenses                                                             30,000          30,000                30,000
Fund accounting expenses                                                            20,000          16,000                20,001
Transfer agent expenses                                                             15,883          14,650                16,521
Pricing expenses                                                                    11,449           6,955                 7,841
Custodian expenses                                                                  10,006           9,212                14,837
Auditing expenses                                                                    9,277           6,477                 7,577
Legal expenses                                                                       5,935           5,789                 6,097
Insurance expenses                                                                   5,787           2,571                 3,054
Registration expenses                                                                5,034           1,570                   564
Trustee expenses                                                                     2,692           2,470                 2,692
Miscellaneous expenses                                                               2,175           2,050                 3,231
Printing expenses                                                                      635               -                   633
Federal tax expense                                                                      -           1,660                     -
                                                                                ------------  --------------        --------------
  Total Expenses                                                                   216,318         126,759               355,426
Expenses waived by advisor (Note 3)                                                (55,449)        (80,907)              (49,077)
Expenses waived by administrator (Note 3)                                           (2,148)         (3,333)               (3,458)
Expenses reimbursed by administrator                                                     -          (1,660)                    -
                                                                                ------------  --------------         --------------
Total operating expenses                                                           158,721          40,859               302,891
                                                                                ------------  --------------         --------------
Net Investment Income (Loss)                                                     1,036,276          23,341              (235,287)
                                                                                 -----------  --------------         --------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                  790,868        (730,238)          (11,116,784)
Change in net unrealized appreciation (depreciation)
   on investment securities                                                       (283,653)      1,637,707            19,695,866
                                                                                ------------  --------------        ---------------
Net realized and unrealized gain (loss) on investment securities                   507,215         907,469             8,579,082
                                                                                ------------  --------------        ---------------
Net increase (decrease) in net assets resulting from operations                 $1,543,491       $ 930,810           $ 8,343,795
                                                                                ============  ==============        ===============


See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
Statements of Changes in Net Assets

                                                                             StoneRidge                     StoneRidge
                                                                             Bond Fund                     Equity Fund
                                                                          -----------------             -------------------
                                                                      Year ended      Year ended     Year ended      Year ended
Increase (Decrease) in Net Assets                                    Aug. 31, 2003  Aug. 31, 2002   Aug. 31, 2003  Aug. 31, 2002
                                                                    --------------  -------------   -------------  --------------
Operations:
  Net investment income (loss)                                         $ 1,036,276     $ 1,160,753       $ 23,341        $ 11,068
  Net realized gain (loss) on investment securities                        790,868        (339,432)      (730,238)     (1,727,367)
  Change in net unrealized appreciation (depreciation)                    (283,653)       (363,518)     1,637,707           1,625
                                                                    --------------  ---------------  ------------  ---------------
  Net increase (decrease) in net assets resulting from operations        1,543,491         457,803        930,810      (1,714,674)
                                                                    --------------  ---------------  ------------  ---------------
Distributions:
  From net investment income                                            (1,039,063)     (1,171,910)             -          (6,370)
  From net realized gain                                                         -        (190,361)             -        (234,869)
                                                                    --------------  ---------------  -------------  --------------
  Total distributions                                                   (1,039,063)     (1,362,271)             -        (241,239)
                                                                    --------------  ---------------  -------------  --------------
Capital Share Transactions:
  Proceeds from shares sold                                              4,848,395       4,972,775      4,639,319       1,417,012
  Reinvestment of distributions                                          1,039,063       1,362,271              -         241,239
  Amount paid for shares repurchased                                    (6,571,178)     (4,058,722)      (881,778)     (1,193,398)
                                                                    --------------  ---------------  -------------  --------------
  Net increase (decrease) in net assets resulting
     from share transactions                                              (683,720)      2,276,324      3,757,541         464,853
                                                                    --------------  ---------------  -------------  --------------
Total Increase (Decrease) in Net Assets                                   (179,292)      1,371,856      4,688,351      (1,491,060)
                                                                    ---------------  --------------  -------------  --------------

Net Assets:
  Beginning of period                                                   23,186,669      21,814,813      3,318,318       4,809,378

  End of period                                                       $ 23,007,377    $ 23,186,669    $ 8,006,669     $ 3,318,318
                                                                     ============== =============== ============== ===============

Accumulated undistributed net
   investment income (loss) included
   in net assets at end of period                                         $ (3,251)         $ (464)      $ 23,763         $ 4,770
                                                                    --------------  ---------------  -------------  --------------

Capital Share Transactions:
  Shares sold                                                              468,251         484,010        962,743         236,611
  Shares issued in reinvestment of distributions                           100,648         133,318              -          36,440
  Shares repurchased                                                      (628,237)       (396,746)      (188,231)       (200,778)
                                                                    --------------  ---------------  -------------  -------------

 Net increase (decrease) from capital transactions                        (59,338)        220,582        774,512          72,273
                                                                      ============== =============== ============== ===============

See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
Statements of Changes in Net Assets - continued

                                                                                                   StoneRidge
                                                                                              Small Cap Growth Fund
                                                                                          --------------------------------
                                                                                          Year ended           Year ended
Increase (Decrease) in Net Assets                                                        Aug. 31, 2003       Aug. 31, 2002
                                                                                    -------------------    ----------------
Operations:
  Net investment income (loss)                                                              $ (235,287)       $ (239,824)
  Net realized gain (loss) on investment securities                                        (11,116,784)       (5,190,449)
  Change in net unrealized appreciation (depreciation)                                      19,695,866        (8,213,419)
                                                                                    --------------------    ---------------
  Net increase (decrease) in net assets resulting from operations                            8,343,795       (13,643,692)
                                                                                    ---------------------  ----------------
Capital Share Transactions:
  Proceeds from shares sold                                                                  4,366,346        19,317,221
  Reinvestment of distributions                                                                      -                 -
  Amount paid for shares repurchased                                                        (2,624,723)       (3,365,498)
                                                                                    -------------------    ---------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                                 1,741,623        15,951,723
                                                                                    -------------------    ----------------
Total Increase (Decrease) in Net Assets                                                     10,085,418         2,308,031
                                                                                    --------------------   ----------------

Net Assets:
  Beginning of period                                                                       23,090,151        20,782,120
                                                                                    ---------------------   --------------

  End of period                                                                           $ 33,175,569      $ 23,090,151
                                                                                       ================== =================

Accumulated undistributed net
   investment income (loss) included
   in net assets at end of period                                                         $          -      $          -
                                                                                     --------------------   ----------------

Capital Share Transactions:
  Shares sold                                                                                1,084,614         3,406,707
  Shares issued in reinvestment of distributions                                                     -                 -
  Shares repurchased                                                                          (685,599)         (690,852)
                                                                                     --------------------   -----------------

  Net increase (decrease) from capital transactions                                            399,015         2,715,855
                                                                                       ==================  =================

See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
Financial Highlights

     The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                       StoneRidge
                                                                                        Bond Fund
                                                                                 ------------------------
                                                                  Year           Year           Year         For the Period
                                                                 Ended          Ended          Ended            Ended
                                                                8/31/03        8/31/02        8/31/01          8/31/00  (a)
                                                             -------------  -------------  -------------  ------------------

Selected Per Share Data
Net asset value, beginning of period                           $ 10.06        $ 10.47         $ 9.98             $ 10.00
                                                             -------------  -------------  -------------  ------------------
Income from investment operations
  Net investment income (loss)                                    0.44           0.53           0.60                0.52
  Net realized and unrealized gain (loss)                         0.18          (0.32)          0.48               (0.02)
                                                             -------------  -------------  -------------  ------------------
Total from investment operations                                  0.62           0.21           1.08                0.50
                                                             -------------  -------------  -------------  ------------------
Less Distributions to Shareholders:
  From net investment income                                     (0.44)         (0.53)         (0.59)              (0.52)
  From net realized gain                                          0.00          (0.09)          0.00                0.00
                                                             -------------  -------------  -------------  ------------------
Total distributions                                              (0.44)         (0.62)         (0.59)              (0.52)
                                                             -------------  -------------  -------------  ------------------

Net asset value, end of period                                 $ 10.24        $ 10.06        $ 10.47              $ 9.98
                                                              ============   ============   ============   =================

Total Return                                                     6.22%          2.00%         11.16%               5.21% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                               $ 23,007       $ 23,187       $ 21,815            $ 18,852
Ratio of expenses to average net assets                          0.65%          0.65%          0.65%               0.65% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                                 0.89%          0.89%          0.91%               0.93% (c)
Ratio of net investment income to
   average net assets                                            4.25%          5.11%          5.85%               5.88% (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement              4.02%          4.88%          5.60%               5.59% (c)
Portfolio turnover rate                                        237.17%         63.00%         66.33%             137.78%


(a) For the period October 13, 1999 (Commencement of Operations) to August 31, 2000.
(b) For periods of less than a full year, total return is not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
Financial Highlights

     The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                         StoneRidge
                                                                                         Equity Fund
                                                                                     ----------------------
                                                                    Year           Year           Year        For the Period
                                                                    Ended          Ended          Ended            Ended
                                                                   8/31/03        8/31/02        8/31/01          8/31/00  (a)
                                                                --------------  ------------  -------------  ------------------

Selected Per Share Data
Net asset value, beginning of period                                  $ 4.64         $ 7.48        $ 13.68            $ 10.00
                                                                --------------  ------------  -------------  ------------------
Income from investment operations
  Net investment income (loss)                                          0.02           0.02           0.01               0.03
  Net realized and unrealized gain (loss)                               0.72          (2.50)         (3.10)              3.66
                                                                --------------  ------------  -------------  ------------------
Total from investment operations                                        0.74          (2.48)         (3.09)              3.69
                                                                --------------  ------------  -------------  ------------------
Less Distributions to Shareholders:
  From net investment income                                            0.00          (0.01)         (0.03)             (0.01)
  From net realized gain                                                0.00          (0.35)         (3.08)              0.00
                                                                --------------  ------------  -------------  ------------------
Total distributions                                                     0.00          (0.36)         (3.11)             (0.01)
                                                                --------------  ------------  -------------  ------------------

Net asset value, end of period                                        $ 5.38         $ 4.64         $ 7.48            $ 13.68
                                                                ============     ============   ============    ================

Total Return                                                          15.95%         (34.63)%       (25.80)%           36.93% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                      $ 8,007        $ 3,318        $ 4,809            $ 5,813
Ratio of expenses to average net assets                                0.90%          0.90%          0.90%              0.90% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                                       2.78%          2.73%          2.39%              2.44% (c)
Ratio of net investment income to
   average net assets                                                  0.51%          0.26%          0.10%              0.26% (c)
Ratio of net investment income to
   average net assets before waiver & reimbursement                    (1.37)%        (1.56)%        (1.38)%           (1.28)%(c)
Portfolio turnover rate                                              122.29%         51.64%        105.93%            127.80%


(a) For the period October 1, 1999 (Commencement of Operations) to August 31, 2000.
(b) For periods of less than a full year, total return is not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

StoneRidge Funds
Financial Highlights

     The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                                StoneRidge
                                                                                           Small Cap Growth Fund
                                                                                        ----------------------------
                                                                             Year           Year           Year       For the Period
                                                                             Ended          Ended          Ended            Ended
                                                                            8/31/03        08/31/02       08/31/01        8/31/00(a)
                                                                          -----------  -------------   -----------   ---------------

Selected Per Share Data
Net asset value, beginning of period                                         $ 3.76         $ 6.07        $ 17.01           $ 10.00
                                                                          -----------  -------------   -----------   ---------------
Income from investment operations
   Net investment income (loss)                                                (0.04)         (0.05)         (0.07)           (0.09)
   Net realized and unrealized gain (loss)                                      1.35          (2.26)         (5.57)            7.24
                                                                          -----------  -------------   ------------  ---------------
Total from investment operations                                               1.31          (2.31)         (5.64)             7.15
                                                                          -----------  -------------   ------------  ---------------
Less Distributions to Shareholders:
  From net investment income                                                   0.00           0.00           0.00             (0.01)
  From net realized gain                                                       0.00           0.00          (5.30)            (0.13)
                                                                          -----------  -------------   ------------  ---------------
Total distributions                                                            0.00           0.00          (5.30)            (0.14)
                                                                          -----------  -------------   ------------  ---------------

Net asset value, end of period                                               $ 5.07         $ 3.76         $ 6.07           $ 17.01
                                                                          ===========  =============   ============  ===============

Total Return                                                                 34.84%         (38.06)%       (36.96)%       71.94% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                            $ 33,176       $ 23,090       $ 20,782         $ 19,047
Ratio of expenses to average net assets                                       1.25%          1.25%          1.25%          1.25% (c)
Ratio of expenses to average net assets
   before waiver & reimbursement                                              1.47%          1.52%          1.53%          1.78% (c)
Ratio of net investment income to
   average net assets                                                        (0.97)%        (1.00)%        (0.91)%        (0.70)%(c)
Ratio of net investment income to
   average net assets before waiver & reimbursement                          (1.19)%        (1.27)%        (1.19)%        (1.23)%(c)
Portfolio turnover rate                                                     105.64%         71.97%        146.06%        233.01%


(a) For the period October 1, 1999 (Commencement of Operations) to August 31, 2000.
(b) For periods of less than a full year, total return is not annualized.
(c) Annualized.

See accompanying notes which are an integral part of the financial statements.

                                StoneRidge Funds
                          Notes to Financial Statements
                                 August 31, 2003

NOTE 1.  ORGANIZATION

The StoneRidge Equity Fund (the "Equity Fund"), StoneRidge Small Cap Growth Fund (the "Small Cap Growth Fund") and StoneRidge Bond Fund (the "Bond Fund") (collectively, the "Funds") each were organized as a diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the StoneRidge Equity Fund is capital appreciation over the long term. The investment objective of the StoneRidge Small Cap Growth Fund (formerly the StoneRidge Small Cap Equity Fund) is capital growth over the long term. The investment objective of the StoneRidge Bond Fund is income consistent with preservation of capital.

On January 3, 2003, each of the Funds entered into a tax-free reorganization. In this reorganization, the Equity Fund acquired all of the assets and liabilities of the StoneRidge Equity Fund, a series of the AmeriPrime Advisors Trust. The Small Cap Growth Fund acquired all of the assets and liabilities of the StoneRidge Small Cap Growth Fund, a series of the AmeriPrime Advisors Trust. In addition, the Bond Fund acquired all of the assets and liabilities of an additional series of AmeriPrime Advisors Trust called the StoneRidge Bond Fund. Each of the predecessor funds are referred to collectively as the "Predecessor Funds." Shareholders of the Predecessor Funds received shares of the Funds in exchange for their Predecessor Funds' shares, and the Predecessor Funds ceased operations. The investment advisor to each Fund is StoneRidge Investment Partners, LLC (the "Advisor"). The Predecessor Funds of the Equity Fund, the Small Cap Growth Fund and the Bond Fund commenced operations on October 1, 1999, October 1, 1999, and October 13, 1999, respectively.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the closing price. Lacking a closing price, a security is valued at its last bid price except when, in the opinion of the Advisor, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market values of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review by the Board of Trustees. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

                                StoneRidge Funds
                          Notes to Financial Statements
                           August 31, 2003 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Federal Income Taxes - Each Fund intends to continue to qualify each year as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

Dividends and Distributions - Each Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year. The Equity and Small Cap Growth Funds typically distribute substantially all of their net investment income in the form of dividends to shareholders annually. The Bond Fund typically declares substantially all of its net investment income as dividends to its shareholders on a monthly basis and pays such dividends monthly. Each Fund typically distributes it net long term capital gains and its net short term capital gains annually.

Other - Each Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Generally accepted accounting principles require that permanent financial reporting differences relating to shareholder distributions be reclassified to paid in capital for the Small Cap Growth Fund.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor is StoneRidge Investment Partners, L.L.C., 7 Great Valley Parkway, Suite 290, Malvern, PA 19355. Philip H. Brown II, CFA, Daniel H. Cook, Lester Rich, CFA, Joseph E. Stocke, CFA, and Christopher A. Thorsheim are the controlling members of the Advisor.

Under the terms of the management agreement (the "Agreement"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: Equity Fund, 0.60%; Small Cap Growth Fund, 1.00%; Bond Fund, 0.40%. For the year ended August 31, 2003, the Advisor earned a fee of $97,445 from the Bond Fund, $27,355 from the Equity Fund, and $242,378 from the Small Cap Growth Fund.

The Advisor has contractually agreed to waive fees and/or reimburse expenses through December 31, 2003 to maintain each Fund's total operating expenses, as a percentage of average daily net assets, as follows: Equity Fund, 0.90%; Small Cap Growth Fund, 1.25%; and Bond Fund, 0.65%. For the year ended August 31, 2003, the Adviser waived expenses of $55,449 for the Bond Fund, $80,907 for the Equity Fund, and $49,077 for the Small Cap Growth Fund.

The Trust retains Unified Fund Services, Inc. ("Unified") to manage each Fund's business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from each Fund equal to an annual average rate of 0.10% of the Fund's average daily net assets up to $50 million dollars, 0.075% of the Fund's average daily net assets from $50 million to $100 million and 0.050% of the Fund's average daily net assets over $100 million (subject to a $2,500 minimum monthly fee). For the year ended August 31, 2003, Unified was entitled to fees of $30,000 for administrative services provided to the Bond Fund, $30,000 for administrative services provided to the Equity Fund, and $30,000 for administrative services provided to the Small Cap Growth Fund. Unified has voluntarily agreed to waive a portion of its fees for each Fund. For the year ended August 31, 2003, Unified waived fees of $2,148 for the Bond Fund, $3,333 for the Equity Fund and $3,458 for the Small Cap Growth Fund. Unified has reimbursed expenses of $1,660 for the Equity Fund. There is no assurance that such

                                StoneRidge Funds
                          Notes to Financial Statements
                           August 31, 2003 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

waivers and reimbursements will continue in the future. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

The Trust retains Unified to act as each Fund's transfer agent and to provide each Fund with fund accounting services. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per Fund). For the year ended August 31, 2003, Unified received fees of $15,883 for transfer agent services provided to the Bond Fund, $14,650 for transfer agent services provided to the Equity Fund, and $16,521 for transfer agent services provided to the Small Cap Growth Fund. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.050% of each Fund's assets up to $50 million, 0.040% of each Fund's assets from $50 million to $100 million, and 0.030% of each Fund's assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1,667 per month for assets up to $50 million). For the year ended August 31, 2003, Unified received fees of $20,000 for fund accounting services provided to the Bond Fund, $16,000 for fund accounting services provided to the Equity Fund, and $20,001 for fund accounting services provided to the Small Cap Growth Fund.

Unified Financial Securities, Inc. acts as the principal distributor of each Fund's shares. There were no payments made to Unified Financial Securities, Inc. for the year ended August 31, 2003. Unified Fund Services, Inc. and Unified Financial Securities, Inc. are wholly owned subsidiaries of Unified Financial Services, Inc. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

Bond Fund. For the year ended August 31, 2003, purchases and sales of investment securities, other than short term investments, aggregated $52,255,451 and $49,556,304 respectively. As of August 31, 2003, the gross unrealized appreciation for all securities totaled $367,433 and the gross unrealized depreciation for all securities totaled $312,042 for a net unrealized appreciation of $55,391. The aggregate cost of securities for federal income tax purposes at August 31, 2003 was $22,772,199. The difference between book cost and tax cost consists of wash sales in the amount of $3,506.

Equity Fund. For the year ended August 31, 2003, purchases and sales of investment securities, other than short term investments, aggregated $9,327,037 and $5,481,481, respectively. As of August 31, 2003, the gross unrealized appreciation for all securities totaled $643,906 and the gross unrealized depreciation for all securities totaled $846,657 for a net unrealized depreciation of $202,751. The aggregate cost of securities for federal income tax purposes at August 31, 2003 was $8,375,032. The difference between book cost and tax cost consists of wash sales in the amount of $21,962 and post-October losses in the amount of $585,215.

Small Cap Growth Fund. For the year ended August 31, 2003, purchases and sales of investment securities, other than short term investments, aggregated $25,503,487 and $25,218,575, respectively. As of August 31, 2003, the gross unrealized appreciation for all securities totaled $4,969,441 and the gross unrealized depreciation for all securities totaled $12,278,128 for a net unrealized depreciation of $7,308,687. The aggregate cost of securities for federal income tax purposes at August 31, 2003 was $40,261,203. The difference between book cost and tax cost consists of wash sales in the amount of $37,534 and post-October losses in the amount of $9,926,966.

                                StoneRidge Funds
                          Notes to Financial Statements
                           August 31, 2003 - continued
NOTE 5. ESTIMATES

Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under
Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2003, Security Trust held 98.47% of the Bond Fund in an omnibus account for the benefit of others. As of August 31, 2003, Security Trust held 74.36% of the Equity Fund in an omnibus account for the benefit of others. As of August 31, 2003, Charles Schwab & Company held 33.26% of the Small Cap Growth Fund in an omnibus account for the benefit of others.

NOTE 7. LOSS CARRYFORWARDS

Equity Fund. At August 31, 2003, the Equity Fund had available for federal tax purposes an unused capital loss carryforward of $1,878,306; of which $1,752,889 expires in 2010 and $125,417 expires in 2011. The Equity Fund has elected to defer post-October capital losses of $585,215.

Small Cap Growth Fund. At August 31, 2003, the Small Cap Growth Fund had available for federal tax purposes an unused capital loss carryforward of $6,597,375, of which $830,625 expires in 2010 and $5,766,750 expires in 2011.
The Small Cap Growth Fund has elected to defer post-October capital losses of $9,926,966.

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTION TO SHAREHOLDERS

Bond Fund. The Fund paid monthly distributions of net investment income totaling $0.4406.

The tax character of distributions paid during fiscal years 2003 and 2002 was as follows.

                                            2003                 2002
                                       ----------------    -----------------
Ordinary income                            $ 1,039,063          $ 1,171,910
Short-term Capital Gain                              -               69,580
Long-term Capital Gain                               -              120,781
                                       ----------------    -----------------
                                           $ 1,039,063          $ 1,362,271
                                       ================    =================

                                StoneRidge Funds
                          Notes to Financial Statements
                           August 31, 2003 - continued

NOTE 8. DISTRIBUTION TO SHAREHOLDERS - continued

Equity Fund. There were no distributions during the fiscal year ended August 31, 2003.

The tax character of distributions paid during fiscal years 2003 and 2002 was as follows.

                                            2003                 2002
                                       ----------------    -----------------
Ordinary income                             $        -              $ 6,370
Short-term Capital Gain                              -              150,435
Long-term Capital Gain                               -               84,434
                                       ----------------    -----------------
                                            $        -            $ 241,239
                                       ================    =================

Small Cap Growth Fund. There were no distributions during the fiscal years ended August 31, 2003 and August 31, 2002.

As of August 31, 2003, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

                                                                                         Small Cap
                                                 Bond Fund         Equity Fund          Growth Fund
                                               ---------------    ---------------    ------------------
Undistributed ordinary
     income/(accumulated losses)                    $ 101,604           $ 23,763         $           -
Undistributed long-term capital
     gain/(accumulated losses)                        342,489         (1,903,250)           (7,979,084)
Unrealized appreciation/(depreciation)                 55,391           (202,751)           (7,308,687)
                                               ---------------    ---------------    ------------------
                                                    $ 499,484       $ (2,082,238)        $ (15,287,771)
                                               ===============    ===============    ==================


The difference between book basis and tax basis unrealized depreciation is attributable to the tax deferral of losses on wash sales and the deferral of post-October losses.


NOTE 9. CHANGE IN ACCOUNTANTS

On June 9, 2003, McCurdy & Associates CPA's, Inc. ("McCurdy & Associates") was selected to replace Crowe Chizek & Co., LLP ("Crowe Chizek") as the Funds' independent auditor for the 2003 fiscal year. The Funds' selection of McCurdy & Associates was recommended by the Audit Committee and was approved by the Board of Trustees.

Crowe Chizek's reports on the Unified Series Trust's Balance Sheet as of December 23, 2002 did not contain an adverse opinion or a disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles. At the balance sheet date and through the date of the engagement of McCurdy & Associates, there were no disagreements between the Funds and Crowe Chizek on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which such disagreements, if not resolved to the satisfaction of Crowe Chizek, would have caused it to make reference to the subject matter of the disagreement in connection with its reports on the financial statements for such years.

ELECTION OF TRUSTEES (Unaudited)

   At a special meeting of the shareholders of the Predecessor Funds, held on December 18, 2002, a vote was held to elect members to serve on the Board of Trustees. The vote tally for each Trustee is as follows:

                                            For               Against             Withheld              Total

Timothy L. Ashburn                    20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Ronald C. Tritschler                  20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Gary E. Hippenstiel                   20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Stephen A. Little                     20,758,655.572        12,686.845         15,821,784.991      36,593,127.408

Daniel Condon                         20,758,655.572        12,686.845         15,821,784.991      36,593,127.408


                        TRUSTEES AND OFFICERS (Unaudited)

      The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

      The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

----------------------------- ----------------------------------------- ------------------------------ --------------------
                                                                                                            Number of
   Name, Age and Address      Position(s) Held with the Fund Complex1       Length of Time Served      Portfolios in Fund
                                                                                                        Complex1 Overseen
                                                                                                           by Trustee
----------------------------- ----------------------------------------- ------------------------------ --------------------
Timothy Ashburn(2)                President, Secretary and Trustee         President and Secretary             24
                                                                         since October 2002; Trustee
c/o Unified Fund Services,                                              of AmeriPrime Advisors Trust
Inc.                                                                        since November 2002,
431 N. Pennsylvania St.                                                    AmeriPrime Funds since
Indianapolis, IN 46204                                                   December 2002, and Unified
                                                                         Series Trust since October
Year of Birth: 1950                                                                 2002
----------------------------- ----------------------------------------- ------------------------------ --------------------

----------------------------------------------------------------------- ---------------------------------------------------
              Principal Occupations During Past 5 Years                        Other Directorships Held by Trustee
----------------------------------------------------------------------- ---------------------------------------------------
Chairman  of Unified  Financial  Services,  Inc.  since 1989 and Chief           Unified Financial Services, Inc.
Executive Officer from 1989 to 1992 and 1994 to April 2002;  President                      since 1989
of Unified Financial Services from November 1997 to April 2000.
----------------------------------------------------------------------- ---------------------------------------------------

----------------------------- ----------------------------------------- ------------------------------ --------------------
                                                                                                            Number of
   Name, Age and Address      Position(s) Held with the Fund Complex1       Length of Time Served      Portfolios in Fund
                                                                                                        Complex1 Overseen
                                                                                                           by Trustee
----------------------------- ----------------------------------------- ------------------------------ --------------------
Ronald C. Tritschler(3)                       Trustee                    Trustee of AmeriPrime Funds           24
                                                                          and Unified Series Trust
c/o Unified Fund Services,                                                 since December 2002 and
Inc.                                                                      AmeriPrime Advisors Trust
431 N. Pennsylvania St.                                                      since November 2002
Indianapolis, IN 46204

Year of Birth:  1952
----------------------------- ----------------------------------------- ------------------------------ --------------------

----------------------------------------------------------------------- ---------------------------------------------------
              Principal Occupations During Past 5 Years                        Other Directorships Held by Trustee
----------------------------------------------------------------------- ---------------------------------------------------
Chief Executive Officer, Director and legal counsel of The Webb None Companies, a national real estate company, from 2001 to present; Executive Vice President and Director of The Webb Companies from 1990 to 2000; Director, The Lexington
Bank, from 1998 to present; Director, Vice President and legal counsel for The
Traxx Companies, an owner and operator of convenience stores, from 1989 to present.
----------------------------------------------------------------------- ---------------------------------------------------

----------------------------- ----------------------------------------- ------------------------------ --------------------
                              Position(s) Held with the Fund Complex1 Length of
Time Served Number of
   Name, Age and Address                                                                               Portfolios in Fund
                                                                                                        Complex1 Overseen
                                                                                                           by Trustee
----------------------------- ----------------------------------------- ------------------------------ --------------------
Thomas G. Napurano             Treasurer and Chief Financial Officer       Since October 2002 for              N/A
                                                                            AmeriPrime Funds and
c/o Unified Fund Services,                                               AmeriPrime Advisors Trust;
Inc.                                                                       since December 2002 for
431 N. Pennsylvania St.                                                     Unified Series Trust
Indianapolis, IN 46204

Year of Birth:  1941
----------------------------- ----------------------------------------- ------------------------------ --------------------

----------------------------------------------------------------------- ---------------------------------------------------
              Principal Occupations During Past 5 Years                        Other Directorships Held by Trustee
----------------------------------------------------------------------- ---------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                                N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal underwriter; member of the board of directors of Unified Financial Services, Inc. from 1989 to March
2002.
----------------------------------------------------------------------- ---------------------------------------------------

----------------------------- ----------------------------------------- ------------------------------ --------------------
                                                                                                            Number of
   Name, Age and Address                  Position(s) Held                  Length of Time Served          Portfolios
                                             with Trust                                                 in Fund Complex(1)
                                                                                                       Overseen by Trustee
----------------------------- ----------------------------------------- ------------------------------ --------------------
Carol Highsmith                         Assistant Secretary                Since October 2002 for              N/A
                                                                            AmeriPrime Funds and
c/o Unified Fund Services,                                               Ameriprime Advisors Trust;
Inc.                                                                       since December 2002 for
431 N. Pennsylvania St.                                                     Unified Series Trust
Indianapolis, IN 46204

Year of Birth:  1964
----------------------------- ----------------------------------------- ------------------------------ --------------------

----------------------------------------------------------------------- ---------------------------------------------------
              Principal Occupations During Past 5 Years                              Other Directorships Held
----------------------------------------------------------------------- ---------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to present);                            None
Vice President and Asst. Secretary of Lindbergh Funds; Asst.
Secretary of AmeriPrime Funds and AmeriPrime Advisors Trust (October
2002 to present).
----------------------------------------------------------------------- ---------------------------------------------------

 (1)The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.
 (2)Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.
 (3) Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the principal underwriter for certain funds in the Fund Complex.

         The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

------------------------------ ---------------------------------- ----------------------- -------------------------
                                                                                          Number of Portfolios in
    Name, Age and Address       Position(s) Held with the Fund                             Fund Complex1 Overseen
                                           Complex1               Length of Time Served          by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              24
                                                                    Funds since 1995,
c/o Unified Fund Services,                                         AmeriPrime Advisors
Inc.                                                              Trust since July 2002
431 N. Pennsylvania St.                                             and Unified Series
Indianapolis, IN 46204                                             Trust since December
                                                                            2002
Year of Birth:  1947
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy                        None
Trust Company, N.A. since 1992.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                       Position(s) Held           Length of Time Served   Number of Portfolios in
    Name, Age and Address           with the Fund Complex1                                     Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              24
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                            2002
Year of Birth:  1946
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment                          None
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                Position(s) Held with the Fund Number of
Portfolios in
    Name, Age and Address                  Complex1               Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              24
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                            2002
Year of Birth:  1950
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft                        None
Inc., an automotive equipment manufacturing company, 1990 to present; Trustee,
The Unified Funds, from 1994 to 2002; Trustee, Star Select Funds, a REIT mutual fund, from 1997 to 2000.
----------------------------------------------------------------- -------------------------------------------------

    1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.


                                  PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge:
(1) upon request by calling the Fund at (800) 441-6978; and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov .

35

                          INDEPENDENT AUDITOR'S REPORT

To The Shareholders and Board of Trustees
StoneRidge Bond Fund
StoneRidge Equity Fund
StoneRidge Small Cap Growth Fund
(series' of Unified Series Trust)


We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the StoneRidge Funds (comprising, respectively, the StoneRidge Bond Fund, StoneRidge Equity Fund, and StoneRidge Small Cap Growth Fund), as of August 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of August 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the respective portfolios constituting the StoneRidge Funds as of August 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America.

/s/ McCurdy & Associates CPA's, Inc.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio
September 11, 2003

Item 2. Code of Ethics.

     (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

     (3) Compliance with applicable governmental laws, rules, and regulations;

     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

     (5) Accountability for adherence to the code.

(c) Amendments:

     During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

 (d) Waivers:

     During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

     The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.  Not Applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Reserved.

Item 9.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 30, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10.  Exhibits.
(a)(1)   Code is filed herewith
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)      Certification required by Item 10(b) of Form N-CSR is filed herewith.


                                                    SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By
/s/ Timothy Ashburn
         Timothy Ashburn, President

Date     October 29, 2003
    -------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
  /s/        Timothy Ashburn
         Timothy Ashburn, President

Date              October 29, 2003
    -------------------------------------------------------------------

By
  /s/        Thomas Napurano
         Thomas Napurano, Treasurer and Chief Financial Officer

Date     October 29, 2003
    -------------------------------------------------------------------